Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Feb. 28, 2022
Entity Registrant Name	Spinnaker ETF Series
Entity Central Index Key	0001484018
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jun. 28, 2022
Document Effective Date	Jul. 01, 2022
Prospectus Date	Jul. 01, 2022
The Cannabis ETF | The Cannabis ETF
Prospectus:
Trading Symbol	THCX